Inventories (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Inventories recognized as an expense	$ 56.7	$ 52.1
Concentrate [Member]
Statement Line Items [Line Items]
Inventory write-downs	$ 1.2	0.6
Spare Parts and Supplies [Member]
Statement Line Items [Line Items]
Inventory write-downs		0.2
Ore Stockpiles [Member]
Statement Line Items [Line Items]
Inventory write-downs